Intangible Assets, Net - Schedule of Estimated Amortization Expense Related to the Existing Intangible Assets (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
For the year ending December 31, 2022	¥ 2,782	$ 437
2023	2,080	326
2024	522	82
2025	14	2
2026	¥ 0	$ 0